Provision (Benefit) for Income Taxes - Significant Components of Deferred Tax Liabilities and Deferred Tax Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred tax liabilities:
Properties and equipment	$ 792	$ 1,295
Deferred tax liabilities, Derivatives, net	0	0
Other, net	1	2
Deferred Tax Liabilities, Gross	793	1,297
Deferred tax assets:
Accrued liabilities and other	79	178
Alternative minimum tax credits	78	104
Loss carryovers	672	849
Deferred tax assets, Derivatives, net	42	66
Total deferred tax assets	871	1,197
Less: valuation allowance	195	151
Total net deferred tax assets	676	1,046
Deferred Tax Liabilities, Net	$ 117	$ 251